PATENTS AND LICENSES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF PATENTS AND LICENSES

Cost
Balance, January 1, 2022	$996,461
Additions	62,475
Balance, December 31, 2022	1,058,936
Additions	79,110
Balance, September 30, 2023	1,138,046
Accumulated Depreciation
Balance, January 1, 2022	467,985
Amortization	80,246
Balance, December 31, 2022	548,231
Amortization during the period	66,058
Balance, September 30, 2023	614,289
Carrying Amounts
At December 31, 2022	$510,705
At September 30, 2023	$523,757